Average Annual Total Returns - Admiral - Vanguard Developed Markets Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 1 Year	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 5 Years	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	10.26%	8.31%	5.92%	9.69%	7.56%	5.26%	6.43%	6.42%	4.66%	10.00%	8.35%	5.65%	10.00%	8.18%	5.92%	11.24%	9.07%	5.22%